Cash Distributions and Earnings per Unit - Schedule of Earnings per Unit, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net income	$ 69,947	$ 101,469	$ 111,674	$ 174,830
Income attributable to:
Common Unitholders	$ 68,478	$ 99,439	$ 109,329	$ 171,333
Earnings per unit basic:	$ 2.34	$ 3.3	$ 3.72	$ 5.68
Earnings per unit diluted:	$ 2.34	$ 3.3	$ 3.72	$ 5.68
Limited Partner [Member]
Income attributable to:
Common Unitholders	$ 68,478	$ 99,439	$ 109,329	$ 171,333
Weighted average units outstanding basic	29,233,736	30,162,905	29,404,831	30,173,646
Earnings per unit basic:	$ 2.34	$ 3.3	$ 3.72	$ 5.68
Weighted average units outstanding diluted	29,233,736	30,162,905	29,404,831	30,173,646
Earnings per unit diluted:	$ 2.34	$ 3.3	$ 3.72	$ 5.68
Earnings per unit distributed basic:	0.05	0.05	0.1	0.1
Earnings per unit distributed diluted:	$ 0.05	$ 0.05	$ 0.1	$ 0.1